Note 15 - Related Party Transactions (Details Textual) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Company controlled by an investor [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions			$ 59,022
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 875,643	$ 589,787	$ 355,327